TAXATION - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PRC Statutory income tax rate	25.00%	25.00%	25.00%
Effect on tax rates in different tax jurisdiction	5.00%	(9.00%)	8.00%
The effect of change in the tax rate of subsidiaries	0.00%	0.00%	26.00%
Non-deductible expenses	1.00%	(1.00%)	(2.00%)
Additional deduction for research and development expenditures	(6.00%)	48.00%	16.00%
Share-based compensation	4.00%	(23.00%)	(23.00%)
Non-taxable income	(2.00%)	0.00%	0.00%
Permanent book-tax differences	4.00%	7.00%	2.00%
Change in valuation allowance	(2.00%)	(83.00%)	(40.00%)
Effective tax rates	29.00%	(36.00%)	12.00%